SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical)										3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2021 shares	Jan. 02, 2021 shares	Aug. 25, 2020 USD ($) shares	Jun. 05, 2020 USD ($)	Jun. 05, 2020 USD ($)	May 21, 2020 USD ($)	Apr. 21, 2020 CAD ($)	Apr. 17, 2020 CAD ($)	Mar. 08, 2019 USD ($)	Mar. 31, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Apr. 23, 2020 shares	Apr. 21, 2020 USD ($)	Apr. 21, 2020 CAD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 01, 2019
Short-term Debt [Line Items]
Interest per annum				3.75%	3.75%
Debt due date					Jun. 05, 2050
Debt discount rate			30.00%													30.00%
Settle debt, share | shares			10,714,285													3,061,224
Debt per share value | shares																0.049
Loan payable principal amount			$ 120,000	$ 150,000	$ 150,000
Adjusted exercise price | shares			0.0112
Number of shares issued, shares | shares										200,000			8,062,244
Shares remaining to be issued | shares															3,264,285
Repayment of debt					$ 731
Accrued interest				$ 1,000
Canada Emergency Business Accounts Program [Member]
Short-term Debt [Line Items]
Loan payable principal amount																	$ 29,889		$ 29,890
Canada Emergency Business Account Program [Member]
Short-term Debt [Line Items]
Interest per annum																	5.00%	5.00%	5.00%	5.00%
Debt due date							Dec. 31, 2025	Dec. 31, 2025
Loan payable principal amount																	$ 32,252	$ 40,000	$ 32,252	$ 40,000
Repayment of debt							$ 10,000	$ 10,000
Paycheck Protection Programs [Member]
Short-term Debt [Line Items]
Loan payable principal amount						$ 30,115
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Interest per annum						1.00%
Debt due date						May 21, 2022
Loan payable principal amount						$ 30,065
Common Stock [Member]
Short-term Debt [Line Items]
Number of shares issued, shares | shares	1,780,000										115,000	191,865	191,865
Common Stock [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Number of shares issued, shares | shares		3,264,285
Convertible Bridge Loan Agreement [Member]
Short-term Debt [Line Items]
Interest per annum									4.99%
Debt due date									May 07, 2019
Debt discount rate									30.00%
Share-settled redemption value of debt									$ 214,286
Reduction in interest rate																						0.02
Loans Payable [Member]
Short-term Debt [Line Items]
Interest per annum															18.00%						18.00%
Loans Payable One [Member]
Short-term Debt [Line Items]
Interest per annum															10.00%						10.00%
Minimum interest amount													$ 25,000	$ 25,000
Loans Payable Two [Member]
Short-term Debt [Line Items]
Debt due date													May 07, 2019	May 07, 2019
Loans Payable Three [Member] | CAD [Member]
Short-term Debt [Line Items]
Unsecured loan payable																					$ 10,000
Loans Payable Four [Member] | CAD [Member]
Short-term Debt [Line Items]
Debt due date													Dec. 31, 2025
Unsecured loan payable															$ 40,000
Loans Payable Five [Member]
Short-term Debt [Line Items]
Debt due date													Dec. 31, 2025
Loans Payable Five [Member] | CAD [Member]
Short-term Debt [Line Items]
Unsecured loan payable															$ 40,000
Loans Payable Six [Member]
Short-term Debt [Line Items]
Interest per annum															1.00%
Debt due date													May 21, 2022
Loans Payable Seven [Member]
Short-term Debt [Line Items]
Interest per annum															3.75%
Debt due date													Jun. 05, 2050